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                                   PROSPECTUS/STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT (SAI)

                                                            JAN. 1, 2007

FUND (PROSPECTUS DATE)                                                                PROSPECTUS FORM #       SAI (DATE) FORM #
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

RiverSource(SM) Variable Portfolio - Balanced Fund (10/30/06)                            S-6466-99 Z       (10/30/06) S-6466-20 AC
RiverSource Variable Portfolio - Cash Management Fund (10/30/06)                         S-6466-99 Z       (10/30/06) S-6466-20 AC
RiverSource Variable Portfolio - Core Bond Fund (10/30/06)                               S-6466-99 Z       (10/30/06) S-6466-20 AC
RiverSource Variable Portfolio - Core Equity Fund (03/01/06)                             S-6347-99 D       (10/30/06) S-6466-20 AC
RiverSource Variable Portfolio - Diversified Bond (10/30/06)                             S-6466-99 Z       (10/30/06) S-6466-20 AC
RiverSource Variable Portfolio - Diversified Equity Income Fund (10/30/06)               S-6466-99 Z       (10/30/06) S-6466-20 AC
RiverSource Variable Portfolio - Emerging Markets Fund (10/30/06)                        S-6466-99 Z       (10/30/06) S-6466-20 AC
RiverSource Variable Portfolio - Fundamental Value Fund (10/30/06)                       S-6466-99 Z       (10/30/06) S-6466-20 AC
RiverSource Variable Portfolio - Global Bond Fund (10/30/06)                             S-6466-99 Z       (10/30/06) S-6466-20 AC
RiverSource Variable Portfolio - Global Inflation Protected Securities Fund (10/30/06)   S-6466-99 Z       (10/30/06) S-6466-20 AC
RiverSource Variable Portfolio - Growth Fund (10/30/06)                                  S-6466-99 Z       (10/30/06) S-6466-20 AC
RiverSource Variable Portfolio - High Yield Bond Fund (10/30/06)                         S-6466-99 Z       (10/30/06) S-6466-20 AC
RiverSource Variable Portfolio - Income Opportunities Fund (10/30/06)                    S-6466-99 Z       (10/30/06) S-6466-20 AC
RiverSource Variable Portfolio - International Opportunity Fund (10/30/06)               S-6466-99 Z       (10/30/06) S-6466-20 AC
RiverSource Variable Portfolio - Large Cap Equity Fund (10/30/06)                        S-6466-99 Z       (10/30/06) S-6466-20 AC
RiverSource Variable Portfolio - Large Cap Value Fund (10/30/06)                         S-6466-99 Z       (10/30/06) S-6466-20 AC
RiverSource Variable Portfolio - Mid Cap Growth Fund (10/30/06)                          S-6466-99 Z       (10/30/06) S-6466-20 AC
RiverSource Variable Portfolio - Mid Cap Value Fund (10/30/06)                           S-6466-99 Z       (10/30/06) S-6466-20 AC
RiverSource Variable Portfolio - S&P 500 Index Fund (10/30/06)                           S-6466-99 Z       (10/30/06) S-6466-20 AC
RiverSource Variable Portfolio - Select Value Fund (10/30/06)                            S-6466-99 Z       (10/30/06) S-6466-20 AC
RiverSource Variable Portfolio - Short Duration U.S. Government Fund (10/30/06)          S-6466-99 Z       (10/30/06) S-6466-20 AC
RiverSource Variable Portfolio - Small Cap Advantage Fund (10/30/06)                     S-6466-99 Z       (10/30/06) S-6466-20 AC
RiverSource Variable Portfolio - Small Cap Value Fund (10/30/06)                         S-6466-99 Z       (10/30/06) S-6466-20 AC
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Effective Jan. 1, 2007, RiverSource Distributors, Inc. will replace IDS Life
Insurance Company as principal underwriter and distributor of the RiverSource
Variable Portfolio Funds.




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S-6466-91 A (1/07)